Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments
The future minimum lease commitments under these leases at September 30, 2013 are as follows (in thousands):

Three months ending December 31, 2013	$28,271
Years ending December 31:
2014	106,631
2015	94,988
2016	76,776
2017	60,730
2018	47,713
Thereafter	145,446
Future Minimum Lease Payments	$560,555

The future minimum lease commitments under these leases at December 31, 2012 are as follows (in thousands):

Years ending December 31:
2013	$99,345
2014	88,494
2015	78,536
2016	62,795
2017	51,159
Thereafter	156,506
Future Minimum Lease Payments	$536,835